Income Taxes - Valuation allowance (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net deferred tax assets and (liabilities)
Gross deferred tax assets	$ 52,863	$ 60,837	$ 71,896
Valuation allowance	52,863	55,194	71,896
Credits or net operating losses	$ 0	0
NOL expiring		105,046
NOL carried forward indefinitely		7,105
Federal
Net deferred tax assets and (liabilities)
Credits or net operating losses		$ 112,151	$ 90,501